Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Schedule of Share-Based Payment Arrangement By Share-Based Payment Award, Performance Criteria
The table below shows the performance criteria and the corresponding weight of the LTI performance plans granted in 2022.

LTI performance plan criteria	Market/Non-Market element	Weight
Relative TSR	Market	30%
Cash Conversion Rate % (3-year average)	Non-Market	30%
Technology Leadership Index	Non-Market	20%
ESG Measures	Non-Market	20%
Total		100%

Schedule of Assumptions Used for Calculation of the Fair Value of Shares
The most important assumptions for the calculation of the fair value of shares for the LTI performance plans, which include a market-based performance criteria, are set out in the following table:

Year ended December 31	2020	2021	2022
Share price in € at grant date	270.7	462.9	548.0
Expected volatility ASML	28.9%	38.5%	41.8%
Expected volatility PHLX index	24.7%	35.3%	n/a
Average volatility of the peer group (market practice)	n/a	n/a	47.8%
Vesting period	2.9 years	2.9 years	2.7 years
Dividend yield	0.9%	0.6%	1.0%
Risk free interest rate (Eurozone)	(0.6)%	(0.8)%	0.5%
Risk free interest rate (US)	1.5%	0.2%	2.8%

Schedule of Expenses for Share Plans
Expenses for LTI plans, including the Board of Management, were as follows:

Year ended December 31 (€, in millions)	2020	2021	2022
Total incurred expenses	53.9	117.5	68.9
Recognized income tax benefit (excluding excess income tax benefits)	6.6	8.2	10.2
Total expected expenses in future periods	85.9	125.4	113.0
Weighted average period in which these expected expenses are to be recognized	1.6 years	1.7 years	1.4 years

Schedule of Shares Activity During Period
Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2020	2021	2022	2020	2021	2022
Total fair value at vesting date of shares vested during the year (in millions)	124.9	156.9	120.6	133.9	164.0	149.6
Weighted average fair value of shares granted	297.05	547.79	578.65	302.75	498.64	553.61
A summary of the status of conditionally outstanding shares as of December 31, 2022, and changes during the year ended December 31, 2022, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date	Number of shares	Weighted average fair value at grant date
Conditional shares outstanding at January 1, 2022	452,205	303.32	297,001	416.07
Granted	88,432	578.65	230,568	553.61
Vested	(239,685)	247.17	(273,861)	418.03
Forfeited	(8,187)	239.82	(15,314)	487.93
Conditional shares outstanding at December 31, 2022	292,765	434.10	238,394	542.22
Details with respect to stock options exercised and outstanding are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2020	2021	2022	2020	2021	2022
Weighted average share price at the exercise date of stock options	302.20	583.33	494.14	355.44	658.16	565.39
Aggregate intrinsic value of stock options exercised (in millions)	4.8	5.7	4.4	3.7	4.1	1.6
Weighted average remaining contractual term of currently exercisable options (in years)	3.55	2.81	2.08	3.66	2.93	2.09
Aggregate intrinsic value of exercisable stock options (in millions)	22.4	36.7	20.3	16.9	24.9	14.6
Aggregate intrinsic value of outstanding stock options (in millions)	22.4	36.7	20.3	16.9	24.9	14.6

Schedule of Number and Weighted Average Exercise Prices of Stock Options Activity
The number and weighted average exercise prices of stock options as of December 31, 2022, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)
Outstanding, January 1, 2022	57,923	73.87	35,251	90.36
Granted [1]	—	—	—	—
Exercised	(10,016)	55.49	(3,113)	64.73
Forfeited	—	—	—	—
Expired	(300)	40.03	—	—
Outstanding, December 31, 2022	47,607	77.95	32,138	92.84
Exercisable, December 31, 2022	47,607	77.95	32,138	92.84
1.As of 2017, we no longer grant options to our employees.

Schedule of Range of Exercise Prices, Number of Outstanding Options, and Weighted Average Remaining Contractual Life of Oustanding Options
Details with respect to stock options exercised in the relevant year and outstanding stock options as of December 31, 2022, are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (€)	Number of outstanding options	Weighted average remaining contractual life of outstanding (years)	Range of exercise prices (USD)	Number of outstanding options	Weighted average remaining contractual life of outstanding (years)
50–60	5,268	0.96	50–60	—	0.00
60–70	10,773	0.96	60–70	278	0.06
70–80	10,109	2.35	70–80	828	0.30
80–90	10,791	2.83	80–90	8,855	1.90
90–100	10,666	2.73	90–100	15,308	2.05
100–110	—	0.00	100–110	6,869	2.74
Total	47,607	2.08	Total	32,138	2.09